Fellow shareholder,

     I am pleased to present to you our semi-annual report. I am sure that you will notice the size of the assets within the fund. I have been working very diligently to align The Optimal Fund with the best of alliances. We have concluded the association with firms that should be bringing substantial investments to the fund. We should have a clone of the fund in a line of Variable Annuities and Variable Universal Life products offered by a major life insurance company. This will add to the promotion of The Optimal Fund.

     Although the assets of the fund have not reached critical mass for the sponsor of the fund, Leveraged Index Management Company stands ready to continue subsidizing the funds expenses. I would like to take this opportunity to assure you that we are making every effort to invest you assets in the spirit in the prospectus' guideline.

     We look forward to the Future and the many Options that the Optimal Fund will provide for our shareholders.

THE OPTIMAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                         OCTOBER 31, 1999

                                                           Shares      Value
                                                           ------      -----
COMMON STOCK -- 7.37%
FRANCE -- 2.11%
World Equity Benchmark Securities - France Series            124     $   2,992
                                                                     ---------
GERMANY -- 3.34%
World Equity Benchmark Securities - Germany Series           215         4,730
                                                                     ---------
UNITED KINGDOM -- 1.92%
World Equity Benchmark Securities - United Kingdom Series    131         2,710
                                                                     ---------

TOTAL COMMON STOCK (COST $10,572)                                       10,432
                                                                     ---------

                                                        Principal
                                                        ---------
U.S. TREASURY OBLIGATIONS -- 77.61%
U.S. Treasury Bill 4.38%, 11/18/99 (COST $109,786)       110,000       109,786
                                                                     ---------
PURCHASED OPTIONS -- 3.36%
Call option on The Nikkei 225 Future (CME)
Strike Price JPY 18,000 Expire 03/09/2000 (COST $5,664)*       1         4,750
                                                                     ---------

TOTAL INVESTMENTS (COST $126,022) -- 88.34%                            124,968
OTHER ASSETS  IN EXCESS OF LIABILITIES -- 11.66%                        16,490
                                                                     ---------
NET ASSETS -- 100%                                                   $ 141,458
                                                                     =========

*    Non-income producing security.

FUTURES CONTRACTS OUTSTANDING - OCTOBER 31, 1999
================================================================================
                                                                     UNREALIZED
NUMBER OF CONTRACTS                                    TOTAL VALUE  APPRECIATION
-------------------                                    -----------  ------------
1 S&P 500 INDEX, delivery date 12/17/99                   68,812     $     772

THE OPTIMAL FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                 OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost $126,022)                  $ 124,968
   Cash                                                                  15,245
   Receivables:
      Variation margin                                                    1,287
      Due from advisor                                                       73
                                                                      ---------
         Total assets                                                   141,573
                                                                      ---------
LIABILITIES:
   Payables:
      Accrued distribution fees                                             115
                                                                      ---------

NET ASSETS                                                            $ 141,458
                                                                      =========

NET ASSETS CONSIST OF:
   Common stock                                                       $ 143,835
   Undistributed net investment income                                      299
   Accumulated realized loss on investments                              (2,394)
   Net unrealized loss on investments                                      (282)
                                                                      ---------

Net Assets (10,000,000 shares of $0.001 par beneficial
   interest authorized; 14,492 shares outstanding)                    $ 141,458
                                                                      =========

Net Asset Value and redemption price per share                        $    9.76
                                                                      =========


                       See notes to financial statements.

THE OPTIMAL FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED OCTOBER 31, 1999*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                             $   931
   Dividends                                                                260
                                                                        -------
      Total investment income                                             1,191
                                                                        -------
EXPENSES:
   Investment advisory fees                                                 182
   Distribution fees                                                        364
   Service fees                                                             346
                                                                        -------
      Total expenses                                                        892
                                                                        -------

   Net investment income                                                    299
                                                                        -------
REALIZED GAIN ON INVESTMENTS:
   Net realized loss on investments                                      (2,394)
   Net change in unrealized depreciation on investments                    (282)
                                                                        -------
                                                                         (2,676)
                                                                        -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(2,377)
                                                                        =======

*    The Optimal Fund commenced operations on July 16, 1999.

                       See notes to financial statements.

THE OPTIMAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                For the Period
                                                                    Ended
                                                               October 31, 1999*
                                                               -----------------
INCREASE IN NET ASSETS
Operations:
   Net investment income                                           $     299
   Net realized loss on investments                                   (2,394)
   Net change in unrealized depreciation on investments                 (282)
                                                                   ---------
Net decrease in net assets resulting from operations                  (2,377)
                                                                   ---------

Increase in net assets from Fund share transactions                  143,835
                                                                   ---------
Increase in net assets                                               141,458

NET ASSETS:
   Beginning of period                                                     0
                                                                   ---------
   End of period                                                   $ 141,458
                                                                   =========

*    The Optimal Fund commenced operations on July 16, 1999.

                       See notes to financial statements.

THE OPTIMAL FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data (For a Share  Outstanding  from July 16, 1999 through October 31,
1999)
--------------------------------------------------------------------------------



                                                                FOR THE PERIOD
                                                                    ENDED
                                                               OCTOBER 31, 1999*
                                                               -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.00
                                                                  ----------
INVESTMENT OPERATIONS:
   Net investment gain                                                  0.02
   Net realized and unrealized loss on
      investments                                                      (0.26)
                                                                  ----------
         Total from investment operations                              (0.24)
                                                                  ----------

NET ASSET VALUE, END OF PERIOD                                    $     9.76
                                                                  ==========

TOTAL RETURN                                                           (2.40%)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                           $      141
   Ratio of expenses to average net assets                              2.53% 1
   Ratio of net investment income
      to average net assets                                             0.85% 1
   Portfolio turnover rate                                             66.28%


1    Annualized

*    The Optimal Fund commenced operations on July 16, 1999.

                       See notes to financial statements.

THE OPTIMAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     The Optimal Fund (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and consists solely of The Optimal Fund
(the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is to emphasize capital appreciation and safety of principal. The Fund became effective with the SEC on June 8, 1999 and commenced operations on July 16, 1999.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Leveraged Index Management Company (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the average of the most recent bid and asked prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realize capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Equalization-A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

THE OPTIMAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)
e) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Futures and Options--The Fund may enter into financial futures contracts and security options. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract, payments are exchanged between the Fund and the futures broker equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Fund recognizes gains or losses equal to the variation margins paid or received. Futures contracts involve market risk in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Future contracts are valued based on their quoted daily settlement prices.

g) Other--Investment and shareholder transactions are recorded on trade date plus one. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund for the period ended October 31, 1999 were as follows:

                                                              SHARES     AMOUNT
     Sold ................................................     14,492   $143,835
     Redeemed ............................................         --         --
                                                             --------   --------

     Net Increase ........................................     14,492   $143,835
                                                             --------   --------

3.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended October 31, 1999, were as follows:

          Purchases                    $15,711
          Sales                          5,369

THE OPTIMAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)

3.   INVESTMENT TRANSACTIONS-(CONTINUED)
     At October 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation .............................................   $  97
     (Depreciation) ...........................................    (379)
                                                                  -----
     Net depreciation on investments ..........................    (282)


     At October 31, 1999, the cost of investments for federal income tax purposes was $126,022.

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     The Fund has entered into a Management Agreement with Leveraged Index Management Company,(the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period ended October 31, 1999, the Advisor received advisory fees of $182.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.95% as applied to the Fund's daily net assets. For the period ended October 31, 1999, the Advisor received Servicing Agreement fees of $364.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

     The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

THE OPTIMAL FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1999 (CONTINUED)

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940. With respect to the shares offered by the Fund, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of 1.00% of the Funds average net assets (1/12 of 1.00% monthly) to persons or institutions for performing certain servicing functions for the Funds shareholders. The distribution plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders.

     Certain directors and officers of the Fund are directors and officers of the Advisor.